Reverse Stock Split	12 Months Ended
Dec. 31, 2019
Reverse Stock Split
Reverse Stock Split

Note 15 – Reverse Stock Split

On November 30, 2020, the Company effected a one-for-twenty five (1:25) reverse stock split of the shares of the Company’s common stock. As a result of the reverse stock split, every twenty five (25) shares of issued and outstanding common stock was automatically combined into one (1) issued and outstanding share of common stock, without any change in the par value per share. No fractional shares were issued as a result of the reverse stock split and any fractional shares resulting from the reverse stock split were rounded up to the nearest whole share. Following the reverse stock split, the number of shares of Common Stock outstanding was reduced from 55,853,569 shares to 2,234,143 shares. Pursuant to their terms, proportional adjustments were also made to the Company’s outstanding stock options and warrants such that the number of shares of Common Stock underlying such securities were reduced by a factor of 25 and the exercise prices of such securities were increased by a factor of 25. The financial statements and accompanying notes including per share amounts give effect to each of these reverse stock splits as if they occurred at the beginning of the first period presented. There have been no changes to previously reported earnings.